Nature of Business and Organization (Details) - 1	Nov. 01, 2022 CNY (¥)	Nov. 01, 2022 USD ($)	May 25, 2022 CNY (¥)	May 25, 2022 USD ($)	May 25, 2022 HKD ($)	Oct. 01, 2021 CNY (¥)	Oct. 01, 2021 USD ($)	Oct. 01, 2021 HKD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	May 25, 2022 USD ($)	Apr. 15, 2021	Dec. 24, 2020	Dec. 18, 2020	Aug. 21, 2020	Jun. 01, 2020
Nature of Business and Organization [Line Items]
Consideration	¥ 1	$ 0.1	¥ 3,594,155	$ 391,186	$ 3,050,000
Investment			¥ 1,460,484						¥ 11,521,358	$ 1,616,624	¥ 11,500,708	$ 209,701
Shenzhen Kuxuanyou Technology Co., Ltd [Member]
Nature of Business and Organization [Line Items]
Consideration	¥ 1	$ 0.1
Beijing WiMi [Member]
Nature of Business and Organization [Line Items]
Ownership percentage														99.00%	17.90%
Ms. Yao Zhaohua [Member]
Nature of Business and Organization [Line Items]
Ownership percentage															99.90%
Ms. Sun Yadong [Member]
Nature of Business and Organization [Line Items]
Ownership percentage															0.10%
ICinit Limited [Member]
Nature of Business and Organization [Line Items]
Ownership percentage																	51.00%
Lucky Monkey Holding Limited [Member]
Nature of Business and Organization [Line Items]
Ownership percentage			30.00%			2.00%	2.00%	2.00%				30.00%
ICinit [Member]
Nature of Business and Organization [Line Items]
Ownership percentage			19.00%									19.00%
VIDA Semicon Co., Limited [Member]
Nature of Business and Organization [Line Items]
Ownership percentage																53.00%
Viru Technology Limited [Member]
Nature of Business and Organization [Line Items]
Ownership percentage													55.00%
Shenzhen Kuxuanyou Technology Co., Ltd [Member]
Nature of Business and Organization [Line Items]
Ownership percentage	100.00%	100.00%
ICinit [Member]
Nature of Business and Organization [Line Items]
Consideration								$ 50,000
Lucky Monkey Holding Limited [Member]
Nature of Business and Organization [Line Items]
Consideration						¥ 60,321	$ 6,400
Ms. Yao Zhaohua [Member] | Beijing WiMi [Member]
Nature of Business and Organization [Line Items]
Ownership percentage															17.90%